Financial Instruments (Tables)	3 Months Ended
Feb. 28, 2021
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	February 28, 2021		November 30, 2020
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,773,728	1,783,882	1,791,791	1,784,646
Promissory notes payable(i)	167,224	167,224	163,758	163,758

Past due financing receivables
	February 28,	November 30,
	2021	2020
	$	$

Accounts receivable	—	66,384
Other receivable	—	500,000
Less allowance for doubtful accounts	—	—
Total trade and other receivables, net	—	566,384

Not past due	—	566,384
Past due for more than 31 days but no more than 120 days	—	—
Past due for more than 120 days	—	—
Total trade and other receivables, gross	—	566,384

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	4,250,690	—	—	—	—	4,250,690
Accrued liabilities	1,748,746	—	—	—	—	1,748,746
Employee costs payable	1,771,305	—	—	—	—	1,771,305
Operating lease liability (Note 6)	41,880	41,880	41,880	—	—	125,640
Convertible debentures (Note 5)	1,800,000	—	—	—	—	1,800,000
Promissory notes payable (Note 5)	167,224	—	—	—	—	167,224
Total contractual obligations	9,779,845	41,880	41,880	—	—	9,863,605